Financial structure and financial costs - Variations of financial debt (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	$ 56,292
Cash changes	(4,898)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(69)
Non-cash changes, Foreign currency	(460)
Non-cash changes, Changes in fair value	(224)
Non-cash changes, Other	938
Balance as of the end of the period	51,579
Non-current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	42,159
Cash changes	2,277
Non-cash changes, Change in scope, including IFRS 5 reclassifications	2
Non-cash changes, Foreign currency	141
Non-cash changes, Changes in fair value	(160)
Non-cash changes, Reclassification Non-current/Current	(4,713)
Non-cash changes, Other	955
Balance as of the end of the period	40,661
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(908)
Non-cash changes, Foreign currency	(62)
Non-cash changes, Changes in fair value	291
Balance as of the end of the period	(679)
Non-current financial debt
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	43,067
Cash changes	2,277
Non-cash changes, Change in scope, including IFRS 5 reclassifications	2
Non-cash changes, Foreign currency	203
Non-cash changes, Changes in fair value	(451)
Non-cash changes, Reclassification Non-current/Current	(4,713)
Non-cash changes, Other	955
Balance as of the end of the period	41,340
Current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	14,112
Cash changes	(7,175)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(50)
Non-cash changes, Foreign currency	(601)
Non-cash changes, Changes in fair value	(64)
Non-cash changes, Reclassification Non-current/Current	4,713
Non-cash changes, Other	(17)
Balance as of the end of the period	10,918
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(135)
Non-cash changes, Foreign currency	(34)
Non-cash changes, Changes in fair value	(254)
Balance as of the end of the period	(423)
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	13,920
Cash changes	(7,175)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(50)
Non-cash changes, Foreign currency	(585)
Non-cash changes, Changes in fair value	290
Non-cash changes, Reclassification Non-current/Current	4,713
Non-cash changes, Other	(17)
Balance as of the end of the period	11,096
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	327
Non-cash changes, Foreign currency	18
Non-cash changes, Changes in fair value	(100)
Balance as of the end of the period	245
Financial liabilities classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	21
Non-cash changes, Change in scope, including IFRS 5 reclassifications	$ (21)